Stock-Based Awards - Summary of Stock-Based Compensation Expense Related to Stock Options, Restricted Stock Awards and ESPP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 7,223	$ 8,546	$ 7,765
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2,630	2,431	2,826
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 4,593	$ 6,115	$ 4,939